Income Taxes - Reconciliation of the Beginning and Ending Amounts of Unrecognized Tax Benefits (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at beginning of year	$ 63,001	$ 65,975	$ 80,862
Additions based on tax positions related to current year	6,508	6,295	4,849
Reductions based on tax positions related to current year			(55)
Additions based on tax positions related to prior years	241	5,673	2,307
Reductions based on tax positions related to prior years	(13,294)	(7,449)	(6,248)
Additions due to settlements with taxing authorities	930
Reductions due to statute of limitations lapse	(6,876)	(7,493)	(15,740)
Balance at end of year	$ 50,510	$ 63,001	$ 65,975